INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Operating activities
Loss for the period	€ (61,016)	€ (24,441)
Adjustments for:
Depreciation of property, plant and equipment	84	38
Depreciation of right-of-use assets	231	160
Amortization of intangible assets	37	8
Expenses(+) for share-based payment transactions	1,221	1,165
Other non-cash expenses(+)/income(-)	(1,484)	1,838
Interest and other expenses	923	2,645
Movements in provisions	(1,734)	(76)
Decrease(+)/increase(-) in trade receivables and other assets	(6,993)	(3,088)
Increase(+)/decrease(-) in trade and other payables	8,473	3,564
Increase(+)/decrease(-) in advance payments received from customers	1,290	915
Interest paid	(56)	(67)
Net cash flows from operating activities	(59,024)	(17,338)
Investing activities
Purchase of intangible assets	(36)	(149)
Purchase of property, plant and equipment	(23,959)	(798)
Net cash flows from investing activities	(23,995)	(947)
Financing activities
Transaction cost on issue of shares	(842)	(17)
Proceeds from issuing shares	39,346	1,500
Repayments of borrowings		(185)
Payment of principal portion of lease liabilities	(213)	(144)
Net cash flow from financing activities	38,291	1,154
Net increase (decrease) in cash and cash equivalents	(44,728)	(17,131)
Effect of currency translation on cash and cash equivalents	1,563
Cash and cash equivalents at the beginning of the period	132,939	43,264
Cash and cash equivalents at end of the period	€ 89,774	€ 26,133